-------------------------
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                                                       |OMB Number: 3235-0570
                                                       |
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                                                       |hours per response: 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number  811-10529
                                       -----------------------------------------

                            The GKM Funds
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   11150 Santa Monica Boulevard, Suite 850       Los Angeles, California 90025
   -----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Timothy J. Wahl
   -----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (310) 268-2605
                                                    ----------------

Date of fiscal year end:  July 31, 2003
                          ---------------------------

Date of reporting period: January 31, 2003
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

================================================================================




                                    GKM FUNDS

                                 GKM GROWTH FUND







                               SEMI-ANNUAL REPORT
                                January 31, 2003
                                   (Unaudited)













      INVESTMENT ADVISER                                  ADMINISTRATOR
      ------------------                                  -------------
       GKM ADVISERS, INC.                          ULTIMUS FUND SOLUTIONS, LLC
  11150 Santa Monica Boulevard                            P.O. Box 46707
           Suite 850                                Cincinnati, Ohio 45246-0707
  Los Angeles, California 90025                           1.888.GKM.9518




================================================================================

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2003 (UNAUDITED)
================================================================================

ASSETS
Investments in securities:
      At acquisition cost                                         $ 10,596,644
                                                                   ===========
      At value (Note 1)                                           $  9,938,773
Dividends receivable                                                     4,207
Receivable for capital shares sold                                       2,599
Other assets                                                               140
                                                                   -----------
            Total Assets                                             9,945,719
                                                                   -----------

LIABILITIES
      Accrued investment advisory fees (Note 3)                         19,618
      Accrued trustees' fees                                               701
                                                                   -----------
            Total Liabilities                                           20,319
                                                                   -----------

NET ASSETS                                                         $ 9,925,400
                                                                   ===========

Net assets consist of:
      Paid-in capital                                              $10,616,227
      Accumulated net investment loss                                  (20,399)
      Accumulated net realized losses from
       security transactions                                           (12,557)
      Net unrealized depreciation on investments                      (657,871)
                                                                   -----------
Net assets                                                         $ 9,925,400
                                                                   ===========

Shares of beneficial interest outstanding (unlimited
 number of shares authorized, no par value)                          1,165,908
                                                                   ===========

Net asset value, redemption price and offering price
 price per share (Note 1)                                          $      8.51
                                                                   ===========




                See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)
================================================================================

INVESTMENT INCOME
     Dividends                                                     $    43,932
                                                                   -----------

EXPENSES
     Investment advisory fees (Note 3)                                  62,756
     Trustees' fees                                                      1,575
                                                                   -----------
          TOTAL EXPENSES                                                64,331
                                                                   -----------

NET INVESTMENT LOSS                                                    (20,399)
                                                                   -----------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
     Net realized losses from security transactions                     (9,961)
     Net change in unrealized appreciation/
      depreciation on investments                                      (49,059)
                                                                   -----------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                      (59,020)
                                                                   -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                         $   (79,419)
                                                                   ===========



                See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                      SIX MONTHS
                                                         ENDED        PERIOD
                                                       JANUARY 31,     ENDED
                                                          2003        JULY 31,
                                                      (UNAUDITED)      2002(a)
                                                  ------------------------------
FROM OPERATIONS
  Net investment loss                               $   (20,399)   $   (10,904)
  Net realized losses from security transactions         (9,961)        (2,596)
  Net change in unrealized appreciation/
   depreciation on investments                          (49,059)      (608,812)
                                                      ---------      ---------
Net decrease in net assets resulting from operations    (79,419)      (622,312)
                                                      ---------      ---------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                           2,998,828      8,268,092
  Payments for shares redeemed                         (234,633)      (505,156)
                                                      ---------      ---------
Net increase in net assets from capital
 share transactions                                   2,764,195      7,762,936
                                                      ---------      ---------

TOTAL INCREASE IN NET ASSETS                          2,684,776      7,140,624

NET ASSETS
  Beginning of period                                 7,240,624        100,000
                                                      ---------      ---------
  End of period                                       $9,925,400     $7,240,624
                                                      =========      =========

ACCUMULATED NET INVESTMENT LOSS                     $   (20,399)   $      --
                                                      =========      =========

CAPITAL SHARE ACTIVITY
  Sold                                                  348,262        898,575
  Redeemed                                              (28,104)       (62,825)
                                                      ---------      ---------
  Net increase in shares outstanding                    320,158        835,750
  Shares outstanding, beginning of period               845,750         10,000
                                                      ---------      ---------
  Shares outstanding, end of period                   1,165,908        845,750
                                                      =========      =========



(a) Represents the period from the commencement of operations (December 28, 2001) through July 31, 2002.



                See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================
                                                      SIX MONTHS
                                                         ENDED        PERIOD
                                                       JANUARY 31,     ENDED
                                                          2003        JULY 31,
                                                      (UNAUDITED)      2002(a)
                                                  ------------------------------

Net asset value at beginning of period                $    8.56      $   10.00
                                                      ---------      ---------

Loss from investment operations:
  Net investment loss                                     (0.02)         (0.01)
  Net realized and unrealized losses
   on investments                                         (0.03)         (1.43)
                                                      ---------      ---------
Total from investment operations                          (0.05)         (1.44)
                                                      ---------      ---------

Net asset value at end of period                      $    8.51      $    8.56
                                                      =========      =========

Total return (not annualized)                             (0.58)%       (14.40)%
                                                      =========      =========

Net assets at end of period                           $9,925,400     $7,240,624
                                                      =========      =========

Ratio of expenses to average net assets                 1.43% (b)      1.46% (b)

Ratio of net investment loss to average
 net assets                                            (0.45)%(b)     (0.72)%(b)

Portfolio turnover rate                                     1%(b)          1%(b)


(a) Represents the period from the commencement of operations (December 28, 2001) through July 31, 2002.

(b)  Annualized.



                See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2003 (UNAUDITED)
================================================================================
     SHARES                                                            VALUE
   ---------                                                          -------

               COMMON STOCKS -  98.5%
               AIR FREIGHT AND COURIERS - 3.4%
     2,485     FedEx Corporation                                    $  130,711
     3,500     United Parcel Service, Inc. - Class B                   211,155
                                                                    ----------
                                                                       341,866
                                                                    ----------
               AUTO COMPONENTS - 0.5%
     3,150     ArvinMeritor, Inc.                                       53,518
                                                                    ----------
               BANKS - 1.3%
     2,800     Wells Fargo & Company                                   132,636
                                                                    ----------
               BEVERAGES - 1.2%
     2,475     Anheuser-Busch Companies, Inc.                          117,488
                                                                    ----------
               BIOTECHNOLOGY - 3.0%
     4,000     Amgen, Inc.*                                            203,840
     2,500     Biogen, Inc.*                                            95,625
                                                                    ----------
                                                                       299,465
                                                                    ----------
               BUILDING PRODUCTS - 0.5%
     2,850     Masco Corporation                                        51,842
                                                                    ----------
               CHEMICALS - 6.1%
     5,000     Engelhard Corporation                                   103,550
     5,000     International Flavors and Fragrances, Inc.              158,850
     4,450     Scotts Company (The) - Class A*                         228,018
     2,550     Sigma-Aldrich Corporation                               114,418
                                                                    ----------
                                                                       604,836
                                                                    ----------

               COMMERCIAL SERVICES AND SUPPLIES - 10.0%
     3,100     Automatic Data Processing, Inc.                         107,477
     3,600     Avery Dennison Corporation                              214,524
     5,000     Deluxe Corporation                                      201,200
     3,500     Graco, Inc.                                              93,170
     5,000     Pitney Bowes, Inc.                                      162,700
     9,100     Waste Management, Inc.                                  209,209
                                                                    ----------
                                                                       988,280
                                                                    ----------
               COMMUNICATIONS EQUIPMENT - 2.7%
     6,500     QUALCOMM, Inc.                                          244,790
     3,410     Tellabs, Inc.*                                           26,564
                                                                    ----------
                                                                       271,354
                                                                    ----------

               COMPUTERS AND PERIPHERALS - 3.7%
     2,510     International Business Machines Corporation             196,357
     2,870     Lexmark International, Inc.*                            173,750
                                                                    ----------
                                                                       370,107
                                                                    ----------

                See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2003 (UNAUDITED)
================================================================================
     SHARES                                                            VALUE
    --------                                                          -------

               COMMON STOCKS - 98.5% (Continued)
               DIVERSIFIED TELECOMMUNICATIONS SERVICES - 1.4%
     2,000     AT&T Corporation                                       $ 38,960
     7,300     Cisco Systems, Inc.*                                     97,601
                                                                    ----------
                                                                       136,561
                                                                    ----------
               ELECTRONIC EQUIPMENT AND INSTRUMENTS - 7.3%
     5,000     Diebold, Inc.                                           175,050
     4,800     Garmin Ltd.*                                            141,072
     4,000     Harman International Industries, Inc.                   246,000
     3,485     Optimal Robotics Corporation - Class A*                  21,154
    16,580     Symbol Technologies, Inc.                               139,769
                                                                    ----------
                                                                       723,045
                                                                    ----------
               FOOD AND DRUG RETAILING - 3.5%
     3,000     Safeway, Inc.*                                           71,100
     4,300     Sysco Corporation                                       126,291
     3,000     Whole Foods Market, Inc.*                               152,460
                                                                    ----------
                                                                       349,851
                                                                    ----------
               FOOD PRODUCTS - 1.3%
     2,000     Hershey Foods Corporation                               129,000
                                                                    ----------

               HEALTH CARE EQUIPMENT AND SUPPLIES - 5.3%
     3,500     Baxter International, Inc.                               98,630
     4,600     Medtronic, Inc.                                         206,632
     3,600     Stryker Corporation                                     216,864
                                                                    ----------
                                                                       522,126
                                                                    ----------
               HEALTH CARE PROVIDERS AND SERVICES - 3.6%
     2,900     Cardinal Health, Inc.                                   169,157
     2,100     UnitedHealth Group, Inc.                                184,590
                                                                    ----------
                                                                       353,747
                                                                    ----------
               HOTELS, RESTAURANTS & LEISURE - 1.1%
     3,000     Harrah's Entertainment, Inc.*                           108,840
                                                                    ----------
               INDUSTRIAL CONGLOMERATES - 1.7%
     1,330     3M Company                                              165,652
                                                                    ----------

               INFORMATION TECHNOLOGY CONSULTING AND SERVICES - 2.3%
     4,200     Affiliated Computer Services, Inc.*                     227,724
                                                                    ----------

               INTERNET SOFTWARE AND SERVICES - 0.3%
    30,000     Interland, Inc.*                                         30,600
                                                                    ----------



                See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2003 (UNAUDITED)
================================================================================

     SHARES                                                            VALUE
    --------                                                          -------

               COMMON STOCKS - 98.5% (Continued)
               LEISURE EQUIPMENT & PRODUCTS - 0.4%
     1,200     Eastman Kodak Company                                  $ 36,360
                                                                    ----------

               MACHINERY - 1.4%
     1,300     Caterpillar, Inc.                                        57,174
     2,000     Ingersoll-Rand Company - Class A                         78,520
                                                                    ----------
                                                                       135,694
                                                                    ----------
               MARINE - 0.4%
     9,200     Grupo TMM - S.A. de C.V. - Class A*                      38,640
                                                                    ----------

               MEDIA - 4.9%
     3,235     Comcast Corporation - Class A*                           86,148
     4,080     New York Times Company (The) - Class A                  199,267
     5,000     Sony Corporation - ADR                                  199,750
                                                                    ----------
                                                                       485,165
                                                                    ----------
               METALS AND MINING - 1.0%
     2,500     Nucor Corporation                                        99,775
                                                                    ----------
               MULTILINE RETAIL - 1.5%
     5,050     Family Dollar Stores, Inc.                              152,106
                                                                    ----------
               PERSONAL PRODUCTS - 1.7%
     3,500     Alberto-Culver Company - Class A                        172,165
                                                                    ----------
               PHARMACEUTICALS - 8.9%
     2,940     Abbott Laboratories                                     112,073
     2,000     ICOS Corporation*                                        49,100
     2,990     Johnson & Johnson                                       160,294
     2,540     Merck & Company, Inc.                                   140,691
     6,325     Pfizer, Inc.                                            192,027
     5,990     Teva Pharmaceutical Industries Ltd. - ADR               230,016
                                                                    ----------
                                                                       884,201
                                                                    ----------
               REAL ESTATE INVESTMENT TRUST - 0.1%
       500     Urstadt Biddle Properties                                 6,180
                                                                    ----------

               ROAD AND RAIL- 3.2%
     3,000     Canadian National Railway Company                       122,850
     3,500     Union Pacific Corporation                               199,710
                                                                    ----------
                                                                       322,560
                                                                    ----------



                See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2003 (UNAUDITED)
================================================================================

     SHARES                                                            VALUE
    --------                                                          -------

               COMMON STOCKS - 98.5% (Continued)
               SEMICONDUCTOR EQUIPMENT AND PRODUCTS - 2.7%
     2,660     Intel Corporation                                      $ 41,656
     7,000     Intersil Corporation - Class A*                         101,500
     2,810     National Semiconductor Corporation*                      37,092
     5,500     Texas Instruments, Inc.                                  87,450
                                                                    ----------
                                                                       267,698
                                                                    ----------

               SOFTWARE - 6.2%
     5,540     Adobe Systems, Inc.                                     146,367
    20,050     Citrix Systems, Inc.*                                   276,690
     4,060     Microsoft Corporation                                   192,687
                                                                    ----------
                                                                       615,744
                                                                    ----------

               SPECIALTY RETAIL - 1.5%
     3,500     Barnes & Noble, Inc.*                                    60,900
     3,000     Costco Wholesale Corporation*                            86,610
                                                                    ----------
                                                                       147,510
                                                                    ----------

               TEXTILES AND APPAREL - 2.5%
     3,500     Nike, Inc. - Class B                                    155,890
     9,000     Oakley, Inc.*                                            90,720
                                                                    ----------
                                                                       246,610
                                                                    ----------

               TRADING COMPANIES AND DISTRIBUTORS - 1.9%
     4,000     Grainger (W.W.), Inc.                                   189,200
                                                                    ----------

               TOTAL COMMON STOCKS (Cost $10,436,017)              $ 9,778,146
                                                                    ----------

               MONEY MARKETS - 1.6%
               First American Treasury Obligation Fund - Class S
   160,627     (Cost $160,627)                                      $  160,627
                                                                    ----------

               TOTAL INVESTMENTS AT VALUE - 100.1 %
                (Cost $10,596,644)                                 $ 9,938,773

               LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)          (13,373)
                                                                    ----------
               NET ASSETS - 100.0%                                 $ 9,925,400
                                                                    ==========

 *   Non-income producing security
 ADR - American Depository Receipt



                See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2003 (UNAUDITED)
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The GKM Growth Fund (the "Fund") was organized as a diversified series of The GKM Funds (the "Trust") on October 2, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 2, 2001. On December 14, 2001, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to three individuals affiliated with GKM Advisers, Inc. (the "Adviser"). The public offering of shares of the Fund commenced on December 28, 2001. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

     The investment objective of the Fund is long-term capital appreciation.

     SECURITIES VALUATION - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid price. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     SHARE VALUATION - The net asset value of the Fund's shares is calculated at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value is calculated by dividing the value of the Fund's total assets, minus liabilities, by the total number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2003 (UNAUDITED)
================================================================================

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions for the periods ended January 31, 2003 and July 31, 2002.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provisions for income taxes have been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The Fund had net realized capital losses of $2,596 during the period ended July 31, 2002, which are treated for federal income tax purposes as arising during the Fund's tax year ending July 31, 2003. These losses may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

     The tax character of distributable earnings at January 31, 2003 was as follows:

           Accumulated net investment loss           $ (20,399)
           Unrealized depreciation                    (657,871)
           Other losses                                (12,557)
                                                     ---------
           Total distributable earnings              $(690,827)
                                                     =========

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2003 (UNAUDITED)
================================================================================

     For federal income tax purposes, the cost of portfolio investments amounted to $10,596,644 at January 31, 2003. The composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) was as follows:


           Gross unrealized appreciation             $ 522,538
           Gross unrealized depreciation            (1,180,409)
                                                     ---------
           Net unrealized depreciation               $(657,871)
                                                     =========

2.   INVESTMENT TRANSACTIONS

     During the six months ended January 31 2003, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $2,846,343 and $32,670, respectively.

3.   TRANSACTIONS WITH AFFILIATES

     Certain Trustees and officers of the Trust are affiliated with the Adviser or Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent.

     Under the terms of an Advisory Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund. For its services, the Fund pays the Adviser an investment advisory fee at the annual rate of 1.40% of the Fund's average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested trustees, extraordinary expenses and distribution and/or service related expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (if any).

     The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

     The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser (not the Fund).

     A portion of the Fund's portfolio transactions are executed through Gerard Klauer Mattison & Co., Inc. ("GKM"), the parent company of the Adviser. During the six months ended January 31, 2003, brokerage commissions of $550 were paid by the Fund to GKM.

ITEM 2. CODE OF ETHICS.


Not applicable





ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not applicable





ITEMS 4-8. [RESERVED]





ITEM 9. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act (17 CFR 270.30a-2(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.


(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable


(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The GKM Funds
             -------------------------------------------


By (Signature and Title)*    /s/ Timothy J. Wahl
                            ----------------------------
                            Timothy J. Wahl, President


Date   March 25, 2003
      --------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Timothy J. Wahl
                            ----------------------------
                            Timothy J. Wahl, President


Date   March 25, 2003
      --------------------------------------------------


By (Signature and Title)*    /s/ Mark J. Seger
                            ----------------------------
                            Mark J. Seger, Treasurer


Date   March 25, 2003
      --------------------------------------------------


* Print the name and title of each signing officer under his or her signature.